Equity Incentive Plan - Schedule of Stock Warrants Issued, Exercised and Outstanding (Details) (10-K) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock Warrants Outstanding, beginning	1,906,875	406,875
Common Stock Warrants Exercisable, beginning	1,906,875	312,500
Common Stock Warrants Granted		1,500,000
Common Stock Warrants Outstanding, ending	1,906,875	1,906,875
Common Stock Warrants Exercisable, ending	1,906,875	1,906,875
Weighted Average Exercise Price, beginning	$ 13.87	$ 9.69
Weighted Average Exercise Price Exercisable, beginning	13.87	9.60
Weighted Average Exercise Price, granted		15.00
Weighted Average Exercise Price, ending	13.87	13.87
Weighted Average Exercise Price Exercisable, ending	$ 13.87	$ 13.87